Fair Value Measurements (Details) - Schedule of fair value hierarchy - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - private warrants	$ 6,465
Money market funds	20,001	$ 7,205
Total assets	20,001	7,205
Total Liabilities	6,465
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds	20,001	7,205
Total assets	20,001	7,205
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - private warrants	6,465
Total Liabilities	$ 6,465
Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds		7,205	$ 1,628
Total assets		7,205	1,628
Warrant Liability			551
Derivative Liability			65,006
Total Liabilities			65,557
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds		7,205	1,628
Total assets		7,205	1,628
Warrant Liability
Derivative Liability
Total Liabilities
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds
Total assets
Warrant Liability
Derivative Liability
Total Liabilities
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds
Total assets
Warrant Liability			551
Derivative Liability			65,006
Total Liabilities			$ 65,557